Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	193,351,177	22,609,979	3,547,999
Investments in equity securities	65,420,098	59,114,452	9,276,347
Amounts due from subsidiaries	14,683,443	113,057,771	17,741,232
Amounts due from a related party	—	202,502,545	31,777,068
Other current assets	1,356,058	—	—
Total current assets	274,810,776	397,284,747	62,342,646
Non-current assets:
Investments in subsidiaries	1,852,091,157	1,977,459,895	310,306,609
Equity securities with readily determinable fair values	236,812,139	39,852,428	6,253,716
TOTAL ASSETS	2,363,714,072	2,414,597,070	378,902,971

LIABILITIES AND EQUITY
Current liabilities:
Dividends payable	—	40,999,458	6,433,710
Short-term bank loans	—	30,200,000	4,739,039
Long-term bank loans	—	121,800,000	19,113,078
Amounts due to subsidiaries	248,360,177	350,308,050	54,970,977
Total current liabilities	248,360,177	543,307,508	85,256,804
Non-current liabilities:
Other long-term liabilities	12,322,640	13,604,452	2,134,835
Total liabilities	260,682,817	556,911,960	87,391,639
Shareholders’ Equity:
Class A ordinary shares (USD0.50 par value per share; 400,000,000, 400,000,000 and 400,000,000 shares authorized as of December 31, 2019, 2020 and 2021; 67,416,046, 68,286,954 and 68,286,954 shares issued and outstanding as of December 31, 2019, 2020 and 2021, respectively)	222,587,070	222,587,070	34,928,768
Class B ordinary shares (USD0.50 par value per share; 100,000,000 , 100,000,000 and 100,000,000 shares authorized as of December 31, 2019, 2020 and 2021; 34,762,909, 34,762,909 and 34,762,909 shares issued and outstanding as of December 31, 2019, 2020 and 2021, respectively)	115,534,210	115,534,210	18,129,839
Additional paid-in capital	1,149,280,404	1,151,384,306	180,677,323
Retained earnings	570,042,924	326,298,618	51,203,374
Accumulated other comprehensive income	45,586,647	41,880,907	6,572,028
Total Shareholders’ Equity	2,103,031,255	1,857,685,111	291,511,332
TOTAL LIABILITIES AND EQUITY	2,363,714,072	2,414,597,070	378,902,971

Condensed Statements of Operations

Condensed statements of operations

	Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
General and administrative expenses	(33,538,433)	(9,967,834)	(18,917,120)	(2,968,509)
interest income	5,970,063	8,173	173,316	27,197
Interest expense	(646,315)	—	—	—
Gains on investments in equity securities	6,473,358	(11,392,623)	11,519,174	1,807,610
Share of profit in subsidiaries, net (Note a)	464,459,590	282,696,675	124,662,880	19,562,326
Income before tax and net income	442,718,263	261,344,391	117,438,250	18,428,624
Other comprehensive income, net of tax - Foreign currency translation adjustments	2,933,162	(19,714,207)	(6,497,403)	(1,019,584)
Unrealized gains on available-for-sale investments, net of reclassification	—	—	2,791,663	438,073
Comprehensive income	445,651,425	241,630,184	113,732,510	17,847,113

Condensed Statements of Cash Flows

Condensed statements of cash flows

	Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Operating activities:
Net income	442,718,263	261,344,391	117,438,250	18,428,624
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	26,490,395	232,558	2,464,762	386,775
Losses and impairment (Gains) on equity securities held	(6,473,358)	11,392,623	(11,519,174)	(1,807,610)
Share of profit in subsidiaries, net	(464,459,590)	(282,696,675)	(124,662,880)	(19,562,326)
Changes in operating assets and liabilities:
Other current assets	1,700,582	1,060,670	—	—
Bad debt	—	—	1,356,058	212,795
Amounts due from subsidiaries	(6,271,868)	(8,411,575)	(145,361)	(22,810)
Amounts due to subsidiaries	(2,166,524)	243,436,001	(2,552,126)	(400,484)
Other long-term liabilities	7,475,856	4,846,781	1,281,813	201,144
Net cash provided by (used in) operating activities	(986,244)	231,204,774	(16,338,658)	(2,563,892)

Investing activities:
Payment on behalf of subsidiaries	—	—	(98,589,828)	(15,470,895)
Payment for acquisitions	(52,903,471)	(6,041,736)
Investment to subsidiaries	(2,938,656)	(2,938,656)	—	—
Proceeds from disposal of equity securities and dividends received from equity securities	—	—	210,930,633	33,099,619
Purchases of investments in equity securities	(247,415,003)	(65,114,997)	—	—
Loan to a related party	(192,558,675)	—	(368,750,648)	(57,865,024)
Repayment from a related party	26,672,779	8,424,629	143,383,500	22,500,000
Net cash used in investing activities	(469,143,026)	(65,670,760)	(113,026,343)	(17,736,300)

Financing activities:
Proceeds from bank loans	—	—	152,000,000	23,852,117
Payment for initial public offering costs	—	—	—	—
Distribution to the shareholders (note 1)	(226,951,236)	—	(195,683,098)	(30,706,948)
Net cash used in financing activities	(226,951,236)	—	(43,683,098)	(6,854,831)

Effect of exchange rate changes on cash and cash equivalents and restricted cash	(2,355,347)	5,679,523	2,306,901	362,003

Net increase (decrease) in cash and cash equivalents and restricted cash	(699,435,853)	171,213,537	(170,741,198)	(26,793,020)
Cash and cash equivalents and restricted cash at beginning of the year	721,573,493	22,137,640	193,351,177	30,341,019
Cash and cash equivalents and restricted cash at end of the year	22,137,640	193,351,177	22,609,979	3,547,999